Long Term Debt - Schedule Of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total	$ 360,277	$ 616,224
Current portion of long-term debt	41,202	77,284
Liability directly associated with assets held for sale	0	4,000
Long-term debt	319,075	534,940
Current portion of deferred financing costs	1,290	1,500
Deferred financing costs directly associated with assets held for sale	0	17
Deferred financing costs non-current	3,279	3,057
Total deferred financing costs	4,569	4,574
Total debt, net of deferred financing costs	355,708	611,650
Current portion of long-term debt, net	39,912	75,784
Liability directly associated with assets held for sale	0	3,983
Long-term debt, net	315,796	531,883
Line of credit | Line of credit
Debt Instrument [Line Items]
Total	149,885	405,255
Line of credit | Revolving Credit Facility
Debt Instrument [Line Items]
Total	10,000	29,000
Sale and Leaseback Financing
Debt Instrument [Line Items]
Total	200,392	181,969
April 2019 | Line of credit | Line of credit
Debt Instrument [Line Items]
Total	0	8,000
November 2014 | Line of credit | Line of credit
Debt Instrument [Line Items]
Total	0	79,758
November 2018 | Line of credit | Line of credit
Debt Instrument [Line Items]
Total	0	22,250
September 2021 | Line of credit | Line of credit
Debt Instrument [Line Items]
Total	28,500	0
December 2021 | Line of credit | Line of credit
Debt Instrument [Line Items]
Total	50,000	0
December 2019 | Line of credit | Revolving Credit Facility
Debt Instrument [Line Items]
Total	0	29,000
Maxeikosiepta | Line of credit | Line of credit
Debt Instrument [Line Items]
Total	0	4,000
Maxtessera | Line of credit | Line of credit
Debt Instrument [Line Items]
Total	0	22,000
Maxtessera | Sale and Leaseback Financing
Debt Instrument [Line Items]
Total	28,117	0
Avstes | Line of credit | Line of credit
Debt Instrument [Line Items]
Total	0	5,985
Maxeikosi | Line of credit | Line of credit
Debt Instrument [Line Items]
Total	0	10,893
Petra | Line of credit | Line of credit
Debt Instrument [Line Items]
Total	0	6,135
Pemer | Line of credit | Line of credit
Debt Instrument [Line Items]
Total	0	6,135
Maxeikosiexi | Line of credit | Line of credit
Debt Instrument [Line Items]
Total	0	4,432
Marathassa | Line of credit | Line of credit
Debt Instrument [Line Items]
Total	0	4,820
Marinouki | Line of credit | Line of credit
Debt Instrument [Line Items]
Total	0	7,263
Kerasies | Line of credit | Line of credit
Debt Instrument [Line Items]
Total	0	5,097
Soffive | Line of credit | Line of credit
Debt Instrument [Line Items]
Total	0	7,853
Eptaprohi | Line of credit | Line of credit
Debt Instrument [Line Items]
Total	0	37,053
Shikokuepta | Line of credit | Line of credit
Debt Instrument [Line Items]
Total	0	17,150
Shikokuepta | Sale and Leaseback Financing
Debt Instrument [Line Items]
Total	23,167	0
Maxeikositria | Line of credit | Line of credit
Debt Instrument [Line Items]
Total	0	10,893
Maxpente | Line of credit | Line of credit
Debt Instrument [Line Items]
Total	0	16,100
Maxeikositessera | Line of credit | Line of credit
Debt Instrument [Line Items]
Total	0	11,310
Maxenteka | Line of credit | Line of credit
Debt Instrument [Line Items]
Total	0	13,536
Shikokupente - Shikokuennia - Pemer - Petra | Line of credit | Line of credit
Debt Instrument [Line Items]
Total	0	8,510
Shikokupente | Line of credit | Line of credit
Debt Instrument [Line Items]
Total	0	12,927
Shikokuennia | Line of credit | Line of credit
Debt Instrument [Line Items]
Total	0	14,385
Pelea - Vasstwo - Eniaprohi - Vassone | Line of credit | Line of credit
Debt Instrument [Line Items]
Total	26,250	43,250
Eptaprohi - Soffive - Marinouki - Marathassa - Kerasies - Pemer - Petra | Line of credit | Line of credit
Debt Instrument [Line Items]
Total	21,375	0
Eptaprohi - Soffive - Marinouki - Marathassa - Kerasies - Pemer - Petra | Line of credit | Revolving Credit Facility
Debt Instrument [Line Items]
Total	10,000	0
Monagrouli | Line of credit | Line of credit
Debt Instrument [Line Items]
Total	23,760	25,520
Maxeikosiena | Sale and Leaseback Financing
Debt Instrument [Line Items]
Total	0	18,058
Youngtwo | Sale and Leaseback Financing
Debt Instrument [Line Items]
Total	0	21,203
Maxdeka | Sale and Leaseback Financing
Debt Instrument [Line Items]
Total	17,063	19,076
Shikoku | Sale and Leaseback Financing
Debt Instrument [Line Items]
Total	17,948	20,066
Shikokutessera | Sale and Leaseback Financing
Debt Instrument [Line Items]
Total	17,478	19,502
Glovertwo | Sale and Leaseback Financing
Debt Instrument [Line Items]
Total	16,412	18,344
Pentakomo | Sale and Leaseback Financing
Debt Instrument [Line Items]
Total	12,500	14,500
Maxdekatria | Sale and Leaseback Financing
Debt Instrument [Line Items]
Total	12,500	14,500
Shikokuokto | Sale and Leaseback Financing
Debt Instrument [Line Items]
Total	16,000	18,000
Gloversix | Sale and Leaseback Financing
Debt Instrument [Line Items]
Total	16,640	18,720
Pinewood | Sale and Leaseback Financing
Debt Instrument [Line Items]
Total	$ 22,567	$ 0